Selling, general and administrative expenses (Details) € in Thousands	12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)
Disclosure of attribution of expenses by nature to their function [line items]
Total selling, general and administrative expense	€ (148,172)	€ (157,151)	€ (66,427)
IPO related share-based compensation expenses	€ 49,900	€ 71,900
Number of employees	1,238	1,015
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Personnel-related expenses	€ (122,695)	€ (133,710)	(50,910)
Thereof contributions to defined contribution plans	(34)
Rental and other facility-related expenses	(2,252)	(2,197)	(932)
IT expenses	(7,647)	(6,636)	(4,567)
Insurances and fees	(4,145)	(2,833)	(294)
Travel costs	(1,390)	(143)	(1,089)
IPO preparation and transaction costs (1)		(6,984)	(5,206)
Other transaction-related, certain legal and other expenses (2)	(2,493)
Consulting and other services	(4,342)	(2,140)	(1,625)
Other	(3,207)	(2,508)	(1,804)
Total selling, general and administrative expense	€ (148,172)	€ (157,151)	€ (66,427)